Post-Employment Benefit Obligations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Abstract]
Summary of Extraordinary Bonus

Years of Service	Benefit
For completing 5, 10 and 15 years	1 basic monthly remuneration
For completing 20 years	1 ½ basic monthly remuneration
For completing 25, 30, 35 & 40 years	2 ½ basic monthly remunerations

Summary of Post-Employment Obligations Associated with Defined Benefits Plan and Related Plan Assets

	Balance as of
	12-31-2021	12-31-2020
	ThUS$	ThUS$
Post-employment obligations	3,357,838	3,706,545
(-) Plan assets (*)	(1,962,668)	(2,097,081)
Total	1,395,170	1,609,464
Amount not recognized due to limit on Plan Assets Ceiling (**)	23,804	14,753
Minimum funding required (IFRIC 14) (***)	4,507	—
Total Post-Employment Obligations, Net (i)	1,423,481	1,624,217

(*)   Plan assets to fund defined benefit plans only in our Brazilian subsidiaries (Enel Distribución Rio S.A., Enel Distribución Ceará S.A., Enel Distribución Sao Paulo S.A. and Enel Distribución Goiás).

(**) In Enel Distribución Ceará S.A., certain pension plans currently have an actuarial surplus amounting to ThUS$ 23,804 as of December 31, 2021 (ThUS$ 14,753 as of December 31, 2020), which actuarial surplus was not recognized as an asset in accordance with IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction, because the Complementary Social Security (SPC) regulations - CGPC Resolution No. 26/2008 states that the surplus can only be used by the sponsor if the contingency reserve on the balance sheet of Faelce (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Ceará S.A.) is at the maximum percentage (25% of reserves). This ensures the financial stability of the plan based on the volatility of these obligations. If the surplus exceeds this limit, it may be used by the sponsor to reduce future contributions or be reimbursed to the sponsor.

(***) In Enel Distribución Rio S.A., an additional liability has been recognized in accordance with the provisions of IFRIC 14 - The Limit on a Defined Benefit Asset, Minimum Funding Requirements and their Interaction as of December 31, 2021 in the amount of ThUS$ 4,507. This corresponds to actuarial debt contracts that the company signed with Brasiletros (an institution providing pension funds exclusively to employees and retired employees of Enel Distribución Rio S.A.). This was done to equalize deficits on certain pension plans, since the sponsor assumes responsibility for these plans, in accordance with current legislation.

Summary of Reconciliation of Post-Employment Obligations, Net

Reconciliation with general ledger accounts:

	Balance as of
	12-31-2021	12-31-2020
	ThUS$	ThUS$
Pension plans	1,323,388	1,489,472
Health plans	73,080	106,242
Other plans	27,013	28,503
Total Post-Employment Obligations, Net	1,423,481	1,624,217

Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income

	12-31-2021	12-31-2020	12-31-2019
Expense Recognized in the Statement of Comprehensive Income	ThUS$	ThUS$	ThUS$
Current service cost for defined benefits plan	383	6,278	11,255
Interest cost for defined benefits plan	248,864	276,103	357,751
Interest income from the plan assets	(139,319)	(174,136)	(251,095)
Past Service Costs	—	(18,949)	(8,643)
Defined benefit plan obligation reductions	—	(69,859)	—
Interest cost on asset ceiling components	1,032	2,936	2,016
Total expenses recognized in Profit or Loss	110,960	22,373	111,284
(Gains) losses from remeasurement of defined benefit plans	(9,312)	476,805	576,143
Total expense recognized in Comprehensive Income	101,648	499,178	687,427

Summary of Presentation of Net Actuarial Liabilities

Net Actuarial Liability	ThUS$
Opening balance as of 01-01-2020	1,836,362
Net interest cost	104,903
Service cost	6,278
Benefits paid	(10,602)
Contributions paid	(133,195)
Actuarial (gains) losses from changes in financial assumptions	33,096
Actuarial (gains) losses from changes in experience adjustments	568,564
Return on plan assets, excluding interest	(97,592)
Changes in the asset limit	(26,886)
Minimum finding required (IFRIC 14)	(377)
Past service credit defined benefit plan obligations (*)	(18,949)
Transfer of employees	226
Foreign currency translation differences	(390,993)
Transfer to financial debt (*)	(176,759)
Defined benefit plan obligation reductions (*)	(69,859)
Closing balance as of 12-31-2020	1,624,217
Net interest cost	110,577
Service cost	383
Benefits paid	(5,412)
Contributions paid	(174,315)
Actuarial (gains) losses from changes in financial assumptions	(709,016)
Actuarial (gains) losses from changes in experience adjustments	678,492
Return on plan assets, excluding interest	7,213
Changes in the asset limit	9,344
Minimum finding required (IFRIC 14)	4,655
Defined benefit plan obligations from business combinations	1,237
Transfer of employees	1,439
Foreign currency translation differences	(119,699)
Transfer to financial debt (*)	(5,634)
Closing balance as of 12-31-2021	1,423,481

Summary of Balance and Changes in Post-employment Defined Benefit Obligations

Actuarial Value of Post-employment Obligations	ThUS$
Opening balance as of 01-01-2020	4,876,960
Current service cost	6,278
Interest cost	276,103
Contributions from plan participants	778
Foreign currency translation	(1,075,063)
Contributions paid	(294,910)
Past service credit defined benefit plan obligations	(18,949)
Transfer of employees	226
Actuarial (gains) losses from changes in financial assumptions	33,096
Actuarial (gains) losses from changes in experience adjustments	568,564
Defined benefit plan obligation reductions	(666,538)
Closing balance as of 12-31-2020	3,706,545
Current service cost	383
Interest cost	248,864
Contributions from plan participants	271
Foreign currency translation	(259,935)
Contributions paid	(310,442)
Past service credit defined benefit plan obligations	1,237
Defined benefit plan obligations from business combinations	1,439
Transfer of employees	(709,016)
Actuarial (gains) losses from changes in financial assumptions (*)	678,492
Closing balance as of 12-31-2021	3,357,838

Summary of Changes in Fair Value of Benefit Plan Assets

Movements in the fair value of the benefit plan assets are as follows:

Fair Value of Plan Assets	ThUS$
Balance as of January 1, 2020	(3,090,862)
Interest income	(174,136)
Return on plan assets, excluding interest	(97,592)
Foreign currency translation differences	695,254
Employer contributions	(133,195)
Benefit paid	(778)
Contributions paid	284,308
Transfer to financial Debt	(176,759)
Defined benefit plan obligations reductions	596,679
Balance as of December 31, 2020	(2,097,081)
Interest income	(139,319)
Return on plan assets, excluding interest	7,213
Foreign currency translation differences	141,709
Employer contributions	(174,315)
Benefits paid	(271)
Contributions paid	305,030
Transfer to Financial Debt	(5,634)
Balance as of December 31, 2021	(1,962,668)

Summary of Main Categories of Benefit Plan Assets

e) The main categories of benefit plan assets are as follows:

	12-31-2021		12-31-2020
Category of Plan Assets	ThUS$	%	ThUS$	%
Equity instruments (variable income)	217,259	14.50%	206,176	9.83%
Fixed-income assets	1,441,373	74.22%	1,774,894	84.64%
Real estate investments	67,610	3.48%	62,392	2.98%
Other	236,426	7.80%	53,619	2.56%
Total	1,962,668	100%	2,097,081	100%

Summary of Assets Affected by Plans and Invested in Shares, Leases and Real Estate Owned

The following table sets forth the assets affected by the plans and invested in shares, leases and real estate owned by the Group.

	12-31-2021	12-31-2020
	ThUS$	ThUS$
Real Estate	20,564	20,522
Total	20,564	20,522

Summary of Reconciliation of Asset Ceiling

Reconciliation of Asset Ceiling	ThUS$
Balance as of January 1, 2020	49,780
Interest on assets not recognized	2,936
Other changes in assets not recognized due to asset limit	(26,886)
Foreign currency translation differences	(11,077)
Balance as of December 31, 2020	14,753
Interest on assets not recognized	1,032
Other changes in assets not recognized due to asset limit	9,344
Foreign currency translation differences	(1,325)
Total asset ceiling as of December 31, 2021	23,804

Summary of Assumptions Used in Actuarial Calculation of Defined Benefit Plans

As of December 31, 2021 and 2020, the following assumptions were used in the actuarial calculation of defined benefit plans:

	Chile		Brazil		Colombia		Argentina		Peru
	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020	12-31-2021	12-31-2020
Discount rates used	5.60%	2.55%	9.30% - 9.67%	4.88% - 7.95%	6.94%	5.74%	50.68% - 51.23%	49.36% - 54.46%	5.90%	3.50%
Expected rate of salary increases	3.80%	3.80%	4.52% - 5.04%	4.52% - 5.04%	4.95%	4.85%	43.5% - 56.22%	37.68% - 42.25%	4.00%	4.00%
Mortality tables	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014	AT 2000	AT 2000	RV 2008	RV 2008	CB-H-2014 and RV-M-2014	CB-H-2014 and RV-M-2014	SPP-S-2017	SPP-S-2017
Turnover rate	7.03%	7.25%	6.50%	5.19%	0.29%	0.46%	1.11%	1.26%	5.39%	5.20%

Summary of Expected Outflows for Benefits for Next Ten Years

The Group’s obligations have a weighted average length of 8-10 years, and the outflows of benefits for the next 10 years and more is expected to be as follows:

Years	ThUS$
1	312,277
2	301,047
3	295,841
4	288,736
5	284,030
Over 5 to 10	1,317,844